Document and Entity Information	Dec. 20, 2022
Cover [Abstract]
Entity Registrant Name	GUESS INC
Amendment Flag	false
Entity Central Index Key	0000912463
Document Type	8-K
Document Period End Date	Dec. 20, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-11893
Entity Tax Identification Number	95-3679695
Entity Address, Address Line One	Strada Regina 44
Entity Address, City or Town	Bioggio
Entity Address, Country	CH
Entity Address, Postal Zip Code	CH-6934
City Area Code	91
Local Phone Number	809 5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	GES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false